Commitments and Contingencies (Details Narrative) $ in Thousands		4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Apr. 28, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Gains on litigation settlements	[1]				$ 761	$ 1,203	$ 4,852
Liquid Barges [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions		$ 26			$ 26
Number Of Periodic Payments		60			60
Information about nature of lessee's leasing activities		a five year finance leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023
Borrowings Frequency Of Periodic Payment		monthly			monthly
Information about lessee's exposure arising from extension options and termination options		the ability to exercise the purchase option of these barges or extend the term of the finance leasing contract.
Vitol S.A. [member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions					$ 12,000
Free Zone Of Nueva Palmira [member] | Edolmix S.A. [member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions					847
Free Zone Of Nueva Palmira [member] | Energas Renovables Del Sur S A [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions					$ 519
Settlement regarding a storage and transshipment contract in the grain port terminal [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions				$ 4,140
Number Of Periodic Payments				3
Gains on litigation settlements							$ 4,102
Settlement regarding a storage and transshipment contract in the grain port terminal [member] | Installment A [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions			$ 1,380

[1]	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).